Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 66.7%
Long-Term Municipal Bonds – 66.5%
Alabama – 1.7%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	$7,525	$8,247,927
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	465	499,675

		8,747,602

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	235	284,999

Arizona – 0.5%
State of Arizona Lottery Revenue 5.00%, 07/01/2024	2,000	2,349,020
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	515	504,684

		2,853,704

California – 53.0%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A 5.00%, 04/01/2021	1,000	1,035,660
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	1,150	1,190,710
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 06/01/2023-06/01/2025	2,000	2,356,620
Bay Area Toll Authority Series 2017 5.00%, 04/01/2028	2,700	3,453,219
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027	2,000	2,344,320
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017P 5.00%, 11/01/2032	3,430	3,774,818
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018A 5.00%, 11/15/2030	900	1,125,018
California Housing Finance Series 20192 4.00%, 03/20/2033	2,208	2,367,091

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Broad Collection LLC) Series 2011A 5.00%, 06/01/2021	$3,000	$3,127,740
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015B 5.00%, 10/01/2026	1,000	1,204,840
California Municipal Finance Authority (California Municipal Finance Authority State Lease) Series 2017A 5.00%, 06/01/2029	2,320	2,865,432
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 06/30/2028-06/30/2029	5,025	6,059,194
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	2,635	2,654,525
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2029(a)	450	529,056
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 4.00%, 07/01/2030(a)	600	618,852
California School Finance Authority (Rocketship Education Obligated Group) Series 2015A 4.25%, 03/01/2028(a)	705	717,810
California State Public Works Board Series 2011G 5.00%, 12/01/2023 (Pre-refunded/ETM)	3,215	3,431,820
California State Public Works Board (California State Public Works Board Lease) Series 2014A 5.00%, 09/01/2030	4,375	5,094,075
Series 2019C 5.00%, 11/01/2027	1,670	2,160,713
California State University Series 2011A 5.25%, 11/01/2026 (Pre-refunded/ETM)	955	1,015,471
5.25%, 11/01/2026	1,080	1,150,114
Series 2016A 5.00%, 11/01/2025	1,000	1,231,370
Series 2017A 5.00%, 11/01/2025-11/01/2030	3,160	3,927,609
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015 5.00%, 08/15/2028	2,200	2,693,746

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2034(a)	$375	$384,750
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018A 5.00%, 12/01/2028(a)	500	559,685
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028-01/01/2029	5,705	7,052,399
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.00%, 07/01/2024-07/01/2029(a)	335	345,148
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency) Series 2010A 5.00%, 08/01/2020-08/01/2021	7,430	7,458,606
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015R 5.00%, 09/01/2025	4,175	4,733,239
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2022	3,365	3,734,813
City of Los Angeles Department of Airports 4.00%, 05/15/2044	1,000	1,111,840
5.00%, 05/15/2031-05/15/2033	1,485	1,922,111
Series 2010A 5.00%, 05/15/2025	590	594,596
Series 2010D 5.25%, 05/15/2028	1,625	1,641,380
Series 2016A 5.00%, 05/15/2026-05/15/2030	4,470	5,368,132
Series 2017A 5.00%, 05/15/2030-05/15/2031	4,860	5,924,366
Series 2017B 5.00%, 05/15/2021	1,875	1,941,900
Series 2018D 5.00%, 05/15/2026	2,890	3,517,332
City of Oakland CA Series 2015A 5.00%, 01/15/2022	1,380	1,481,761
City of Riverside CA Electric Revenue Series 2019A 5.00%, 10/01/2021	5,490	5,813,800
City of Roseville CA (Fiddyment Ranch Community Facilities District No 1) Series 2017A 5.00%, 09/01/2031	1,000	1,176,450

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	$360	$411,710
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A 5.00%, 11/01/2024 (Pre-refunded/ETM)	5,385	5,726,786
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014A 5.00%, 03/01/2024	1,955	2,232,630
Series 2014B 5.00%, 03/01/2026	2,360	2,701,563
Coronado Community Development Agency Successor Agency Series 2018A 5.00%, 09/01/2033	3,250	3,814,395
County of Monterey CA (County of Monterey CA COP) Series 2017 5.00%, 10/01/2029	4,870	6,282,105
County of Sacramento CA Airport System Revenue Series 2018E 5.00%, 07/01/2032	1,280	1,547,290
County of San Diego CA (County of San Diego CA COP) Series 2014A 5.00%, 10/15/2027-10/15/2028	2,550	3,032,912
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028	1,505	1,739,133
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,335	2,357,603
Irvine Unified School District Series 2017A 5.00%, 09/01/2023	925	1,036,620
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2022	1,460	1,552,944
Los Angeles Department of Water & Power Series 2020B 5.00%, 07/01/2028-07/01/2029(b)	820	1,110,582
Los Angeles Department of Water & Power Power System Revenue Series 2018A 5.00%, 07/01/2028	1,660	2,187,897
Los Angeles Unified School District/CA Series 2010KRY 5.25%, 07/01/2025	160	160,630
Series 2014C 5.00%, 07/01/2027	6,815	7,963,055
Series 2015A 5.00%, 07/01/2021	4,785	5,012,240

	Principal Amount (000)	U.S. $ Value

Middle Fork Project Finance Authority 5.00%, 04/01/2033	$450	$532,813
Newport Mesa Unified School District 5.00%, 08/01/2021-08/01/2024	1,555	1,728,276
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2025-08/01/2026	2,335	2,758,773
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2020	1,230	1,246,138
Peralta Community College District Series 2014A 5.00%, 08/01/2027	5,855	6,820,958
Port of Oakland Series 2012P 5.00%, 05/01/2024-05/01/2025	6,405	6,800,484
Riverside County Redevelopment Successor Agency AGM Series 2017B 5.00%, 10/01/2029	1,900	2,360,370
Romoland School District Series 2015 5.00%, 09/01/2023	300	333,822
Sacramento City Unified School District/CA Series 2011 5.00%, 07/01/2025	2,380	2,467,608
Sacramento County Sanitation Districts Financing Authority Series 2014A 5.00%, 12/01/2029	2,000	2,350,920
Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District Lease) Series 2020A 5.00%, 12/01/2029(b)	2,000	2,756,080
San Diego Association of Governments (State of California DOT Fed Hwy Grant) 1.80%, 11/15/2027	1,500	1,530,270
San Diego County Regional Airport Authority 5.00%, 07/01/2031-07/01/2035	2,990	3,900,177
San Diego County Water Authority Series 2011A 5.00%, 05/01/2024-05/01/2025	4,860	5,052,084
San Francisco City & County Airport Comm Series 2011G 5.00%, 05/01/2024 (Pre-refunded/ETM)	1,775	1,843,834
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2011G 5.00%, 05/01/2024	695	719,992
Series 20122 5.00%, 05/01/2027	1,270	1,366,952
Series 2016S 5.00%, 05/01/2025-05/01/2026	2,730	3,306,097
San Francisco Community College District Series 2015 5.00%, 06/15/2022	5,000	5,461,350

	Principal Amount (000)	U.S. $ Value

Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027	$750	$882,292
Simi Valley Unified School District Series 2017 5.00%, 08/01/2020-08/01/2022	3,900	4,105,025
South Placer Wastewater Authority/CA Series 2011C 5.25%, 11/01/2024 (Pre-refunded/ETM)	5,675	5,760,806
State of California Series 2011 5.00%, 10/01/2020	1,500	1,517,820
Series 2013 5.00%, 02/01/2021	2,185	2,245,306
Series 2015 5.00%, 08/01/2022-03/01/2024	3,975	4,516,304
Series 2018B 5.00%, 08/01/2029	7,615	10,056,750
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 09/01/2025	1,900	2,303,503
Tobacco Securitization Authority of Southern California 5.00%, 06/01/2030	960	1,240,973
University of California series 2012G 5.00%, 05/15/2023 (Pre-refunded/ETM)	2,645	2,876,041
Series 2012G 5.00%, 05/15/2023	4,755	5,168,352
Series 2013A 5.00%, 05/15/2048	6,000	6,779,520
Series 2015A 5.00%, 05/15/2021	5,355	5,576,697
Series 2018A 4.00%, 05/15/2024	2,120	2,409,528
Upper Santa Clara Valley Joint Powers Authority Series 2011A 5.00%, 08/01/2025 (Pre-refunded/ETM)	1,790	1,881,290
Vista Unified School District Series 2012 5.00%, 08/01/2023-08/01/2025	4,240	4,642,111
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026-01/01/2028	2,800	3,311,450

		278,372,992

Colorado – 0.8%
City & County of Denver CO. (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,005,330
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	690	716,006

	Principal Amount (000)	U.S. $ Value

Regional Transportation District (Denver Transit Partners LLC) Series 2010 5.00%, 07/15/2022	$1,150	$1,150,932
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2030	1,000	1,018,570
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050(b)	100	119,644

		4,010,482

Connecticut – 0.3%
State of Connecticut Series 2015B 5.00%, 06/15/2030	1,250	1,473,037

Florida – 0.3%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 5.00%, 12/15/2026(a)	100	109,120
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2031	100	73,008
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)	1,510	1,509,562

		1,691,690

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	100	104,121
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	570	632,989
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	1,610	1,754,562

		2,491,672

Illinois – 2.2%
Chicago Board of Education Series 2017F 5.00%, 12/01/2024	2,000	2,128,340
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2023-09/01/2033	300	336,548
Metropolitan Pier & Exposition Authority Series 2017B 5.00%, 12/15/2030	1,400	1,516,088
State of Illinois Series 2012 5.00%, 08/01/2021	350	358,810
Series 2014 5.00%, 05/01/2025	2,165	2,300,572

	Principal Amount (000)	U.S. $ Value

Series 2016 5.00%, 02/01/2022	$1,520	$1,570,114
Series 2017D 5.00%, 11/01/2024	3,190	3,420,446

		11,630,918

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2027-02/01/2031	240	282,834

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) 6.10%, 06/01/2038-12/01/2040(a)	210	244,484

Michigan – 1.9%
City of Detroit MI 5.00%, 04/01/2029-04/01/2030	2,600	2,745,894
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2025	2,175	2,396,023
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030-12/31/2030	4,325	4,996,317

		10,138,234

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2027	100	113,889

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	2,290	2,572,197

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	420	402,247

New Jersey – 1.8%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	6,950	7,356,922
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2029	2,000	2,314,900

		9,671,822

	Principal Amount (000)	U.S. $ Value

New York – 0.1%
New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	$100	$103,155
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	210	211,974

		315,129

Ohio – 0.3%
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	160	160,000
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	945	970,024
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	180	180,000
Series 2016B 4.375%, 06/01/2033	350	350,000

		1,660,024

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022	1,000	1,063,660

Puerto Rico – 0.6%
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	190	205,856
AGC Series 2007C 5.50%, 07/01/2031	110	121,438
NATL Series 2005L 5.25%, 07/01/2035	1,170	1,193,002
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,105	1,140,912
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	448	403,657

		3,064,865

	Principal Amount (000)	U.S. $ Value

Texas – 0.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$1,010	$1,058,743
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	3,300	3,835,392

		4,894,135

Washington – 0.2%
Kalispel Tribe of Indians Series 2018A 5.00%, 01/01/2032(a)	1,000	1,116,320

Wisconsin – 0.4%
UMA Education, Inc. 5.00%, 10/01/2023-10/01/2029(a)	1,040	1,117,929
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,135	1,242,212

		2,360,141

Total Long-Term Municipal Bonds (cost $334,583,958)		349,457,077

Short-Term Municipal Notes – 0.2%
California – 0.2%
Turlock Irrigation District 5.00%, 01/01/2021(b)	1,220	1,232,774

Total Municipal Obligations (cost $335,813,852)		350,689,851

	Shares

INVESTMENT COMPANIES – 24.1%
Funds and Investment Trusts – 24.1%(c)
iShares Core MSCI EAFE ETF	236,626	13,525,542
iShares Core MSCI Emerging Markets ETF	304,022	14,471,447
SPDR S&P 500 ETF Trust	309,906	95,562,614
Vanguard Mid-Cap ETF	19,514	3,198,540

Total Investment Companies (cost $102,434,419)		126,758,143

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 1.5%
United States – 1.5%
U.S. Treasury Notes 2.125%, 11/30/2023(d)	$200	$213,125
2.625%, 02/15/2029(d) (e)	6,670	7,816,406

Total Governments - Treasuries (cost $7,284,897)		8,029,531

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.085% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	138	126,929
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	38	37,986
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	116	117,126
Series 2016-C07, Class 2M2 4.535% (LIBOR 1 Month + 4.35%), 05/25/2029(f)	265	274,454
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	307	312,222
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	457	456,910
Series 2017-C06, Class 2M2 2.985% (LIBOR 1 Month + 2.80%), 02/25/2030(f)	223	218,788

Total Collateralized Mortgage Obligations (cost $1,460,267)		1,544,415

	Shares

SHORT-TERM INVESTMENTS – 6.3%
Investment Companies – 5.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (g) (h) (cost $27,785,112)	27,785,112	27,785,112

	Principal Amount (000)

U.S. Treasury Bills – 1.0%
U.S. Treasury Bill Zero Coupon, 08/11/2020(d) (e) (cost $4,999,396)	$5,000	4,999,231

Total Short-Term Investments (cost $32,784,508)		32,784,343

U.S. $ Value

Total Investments – 98.9% (cost $479,777,943)(i)	$519,806,283
Other assets less liabilities – 1.1%	5,693,796

Net Assets – 100.0%	$525,500,079

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	551	September 2020	$19,951,926	$253,119
FTSE 100 Index Futures	22	September 2020	1,675,821	(12,359)
Hang Seng Index Futures	36	July 2020	5,631,198	(37,674)
Mini MSCI Emerging Markets Futures	62	September 2020	3,055,670	23,120
MSCI Singapore IX ETS Futures	304	July 2020	6,453,674	11,142
Russell 2000 E-Mini Futures	145	September 2020	10,422,600	607,883
S&P Mid 400 E-Mini Futures	16	September 2020	2,846,560	102,470
S&P/TSX 60 Index Futures	13	September 2020	1,778,211	53,925
TOPIX Index Futures	100	September 2020	14,433,897	(658,208)
U.S. T-Note 10 Yr (CBT) Futures	845	September 2020	117,600,234	634,633
U.S. T-Note 2 Yr (CBT) Futures	443	September 2020	97,826,860	39,028
U.S. Ultra Bond (CBT) Futures	208	September 2020	45,376,500	599,099
Sold Contracts
Mini MSCI Emerging Market Futures	197	September 2020	17,517,240	(44,215)
S&P 500 E-Mini Futures	49	September 2020	7,570,990	(122,717)
SPI 200 Futures	15	September 2020	1,524,776	(14,539)

				$1,434,707

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,922	CAD	9,357	08/06/2020	$(29,006)
BNP Paribas SA	USD	825	NOK	7,612	07/15/2020	(33,818)
BNP Paribas SA	NZD	11,411	USD	7,432	08/06/2020	67,922
BNP Paribas SA	CAD	1,391	USD	1,037	08/06/2020	12,809
Citibank, NA	USD	543	GBP	444	07/17/2020	7,153
Citibank, NA	USD	2,335	EUR	2,061	08/06/2020	(17,378)
Citibank, NA	USD	7,253	NZD	11,411	08/06/2020	110,903
Credit Suisse International	SEK	36,571	USD	3,983	07/15/2020	57,924
Credit Suisse International	SEK	22,137	USD	2,290	07/15/2020	(85,996)
Goldman Sachs Bank USA	USD	2,159	SEK	20,739	07/15/2020	66,890
Goldman Sachs Bank USA	USD	3,075	CAD	4,265	08/06/2020	66,526

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	SEK	32,074	USD	3,493	07/15/2020	$49,998
JPMorgan Chase Bank, NA	USD	1,211	NOK	11,219	07/15/2020	(45,046)
JPMorgan Chase Bank, NA	USD	2,151	SEK	20,739	07/15/2020	74,744
JPMorgan Chase Bank, NA	GBP	1,155	USD	1,472	07/17/2020	39,877
JPMorgan Chase Bank, NA	USD	11,031	EUR	9,710	08/06/2020	(113,340)
JPMorgan Chase Bank, NA	USD	2,713	CAD	3,740	08/06/2020	42,130
JPMorgan Chase Bank, NA	AUD	3,703	USD	2,571	08/13/2020	15,367
JPMorgan Chase Bank, NA	CHF	6,860	USD	7,240	08/28/2020	(12,872)
Morgan Stanley & Co., Inc.	USD	9,436	SEK	91,982	07/15/2020	437,146
Morgan Stanley & Co., Inc.	JPY	444,735	USD	4,180	08/07/2020	59,176
Morgan Stanley & Co., Inc.	USD	8,840	JPY	951,318	08/07/2020	(25,712)
Standard Chartered Bank	USD	5,060	CHF	4,897	08/28/2020	117,089
State Street Bank & Trust Co.	USD	9,738	EUR	8,608	08/06/2020	(59,599)
State Street Bank & Trust Co.	USD	4,483	JPY	486,925	08/07/2020	28,843
State Street Bank & Trust Co.	USD	2,889	AUD	4,153	08/13/2020	(21,999)

						$809,731

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	5.22%	USD	8,237	$(64,327)	$(559,653)	$495,326

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,840	08/09/2024	1.690%	CPI#	Maturity	$(51,561)	$—	$(51,561)
USD	6,680	01/15/2025	1.671%	CPI#	Maturity	(180,717)	—	(180,717)
USD	1,656	01/15/2025	1.637%	CPI#	Maturity	(44,941)	—	(44,941)
USD	3,704	01/15/2025	1.673%	CPI#	Maturity	(107,620)	—	(107,620)
USD	5,230	01/15/2028	0.735%	CPI#	Maturity	266,384	—	266,384
USD	6,470	01/15/2028	1.230%	CPI#	Maturity	60,622	—	60,622

						$(57,833)	$—	$(57,833)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	13,270	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$218,788	$—	$218,788
USD	14,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	678,738	—	678,738
USD	4,180	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	258,362	—	258,362
USD	659	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	34,974	—	34,974
USD	1,481	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	83,005	—	83,005
USD	3,000	04/16/2034	3 Month LIBOR	2.673%	Quarterly/ Semi-Annual	774,966	—	774,966

						$2,048,833	$—	$2,048,833

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	37	$(11,562)	$(3,649)	$(7,913)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	123	(38,435)	(15,650)	(22,785)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	382	(119,368)	(37,090)	(82,278)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	20	(6,250)	(1,991)	(4,259)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	255	(79,662)	(25,412)	(54,250)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	251	(78,434)	(30,767)	(47,667)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	8	(2,500)	(987)	(1,513)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	331	$(103,432)	$(31,195)	$(72,237)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	48	(15,000)	(6,082)	(8,918)

						$(454,643)	$(152,823)	$(301,820)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	8,029	09/20/2020	2.263%	CPI#	Maturity	$(215,634)	$—	$(215,634)
Barclays Bank PLC	USD	7,121	10/15/2020	2.208%	CPI#	Maturity	(182,094)	—	(182,094)
Barclays Bank PLC	USD	4,111	10/15/2020	2.210%	CPI#	Maturity	(105,334)	—	(105,334)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	(666,498)	—	(666,498)
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	(388,209)	—	(388,209)
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	(172,618)	—	(172,618)
Citibank, NA	USD	5,180	10/17/2020	2.220%	CPI#	Maturity	(133,469)	—	(133,469)
Citibank, NA	USD	7,280	12/14/2020	1.548%	CPI#	Maturity	12,611	—	12,611
Citibank, NA	USD	6,400	10/23/2021	2.039%	CPI#	Maturity	(364,569)	—	(364,569)
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	(203,241)	—	(203,241)
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	(200,034)	—	(200,034)
Deutsche Bank AG	USD	3,700	07/15/2020	1.265%	CPI#	Maturity	89,997	—	89,997
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	(163,869)	—	(163,869)
JPMorgan Chase Bank, NA	USD	7,207	08/30/2020	2.210%	CPI#	Maturity	(187,396)	—	(187,396)
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	(167,233)	—	(167,233)
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	(201,661)	—	(201,661)
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	(214,602)	—	(214,602)
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	(451,857)	—	(451,857)
Morgan Stanley Capital Services LLC	USD	19,000	07/20/2022	1.939%	CPI#	Maturity	(474,280)	—	(474,280)
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	(467,301)	—	(467,301)

							$(4,857,291)	$—	$(4,857,291)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.120%	SIFMA*	Quarterly/ Quarterly	$(225,247)	$—	$(225,247)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly/ Quarterly	$(227,223)	$—	$(227,223)

							$(452,470)	$—	$(452,470)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $10,179,532 or 1.9% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,380,240 and gross unrealized depreciation of investments was $(11,232,717), resulting in net unrealized appreciation of $39,147,523.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial -Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

DOT – Department of Transportation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$349,457,077	$—	$349,457,077
Short-Term Municipal Notes		1,232,774		1,232,774
Investment Companies	126,758,143	—	—	126,758,143
Governments - Treasuries	—	8,029,531	—	8,029,531
Collateralized Mortgage Obligations	—	1,544,415	—	1,544,415
Short-Term Investments:
Investment Companies	27,785,112	—	—	27,785,112
U.S. Treasury Bills	—	4,999,231	—	4,999,231

Total Investments in Securities	154,543,255	365,263,028	—	519,806,283
Other Financial Instruments(a):
Assets:
Futures	2,060,158	264,261	—	2,324,419
Forward Currency Exchange Contracts	—	1,254,497	—	1,254,497
Centrally Cleared Inflation (CPI) Swaps	—	327,006	—	327,006
Centrally Cleared Interest Rate Swaps	—	2,048,833	—	2,048,833
Inflation (CPI) Swaps	—	102,608	—	102,608
Liabilities:
Futures	(166,932)	(722,780)	—	(889,712)
Forward Currency Exchange Contracts	—	(444,766)	—	(444,766)
Centrally Cleared Credit Default Swaps	—	(64,327)	—	(64,327)
Centrally Cleared Inflation (CPI) Swaps	—	(384,839)	—	(384,839)
Credit Default Swaps	—	(454,643)	—	(454,643)
Inflation (CPI) Swaps	—	(4,959,899)	—	(4,959,899)
Interest Rate Swaps	—	(452,470)	—	(452,470)

Total	$156,436,481	$361,776,509	$—	$518,212,990

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2020 is as follows:

							Distributions
Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2020 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$5,516	$213,590	$191,321	$0	$0	$27,785	$129	$0